Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 43	$ 36
Total Liability Derivatives	(4)	(1)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	41	29
Total Liability Derivatives	(3)
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	26	21
Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(1)
Designated as Hedging Instrument [Member] | Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	10	8
Designated as Hedging Instrument [Member] | Collars [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(2)
Designated as Hedging Instrument [Member] | Currency Options [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	5
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	2	7
Total Liability Derivatives	(1)	(1)
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	2	7
Not Designated as Hedging Instrument [Member] | Forward Contracts [Member] | Other Payables And Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (1)	$ (1)